Supplemental Cash Flow Information (Details) - Schedule of Payments for Interest and Income Taxes - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Payments for Interest and Income Taxes [Abstract]
Interest
Income taxes	$ 15,825